GOODWILL AND PURCHASED INTANGIBLE ASSETS (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended		0 Months Ended
	Jun. 21, 2012 IPTV operations	Dec. 31, 2013 Ordinary Shares	Jun. 21, 2012 iTV Media Inc. or iTV item	Nov. 08, 2010 iTV Media Inc. or iTV	Nov. 08, 2010 iTV Media Inc. or iTV Series A Preference Shares	Jun. 21, 2012 iTV Media Inc. or iTV Series A Preference Shares	Jun. 21, 2012 iTV Media Inc. or iTV Smart Frontier Ordinary Shares	Apr. 15, 2012 iTV Media Inc. or iTV Smart Frontier Ordinary Shares	Nov. 08, 2010 iTV Media Inc. or iTV Smart Frontier Ordinary Shares
Goodwill and purchased intangible assets
Number of shares purchased					9,600,000				5,100,000
Aggregate purchase price									$ 10,000,000
Percentage of shares acquired			49.00%	75.00%					51.00%
Period over which average closing price per share is used to calculate purchase price									30 days
Period from closing date for obtaining regulatory approvals, failing which the entity has the right to repurchase the entity's shares issued in exchange for iTV's ordinary shares									1 year
Aggregate cash consideration					20,000,000
Conversion of preference shares into ordinary shares					1
Cumulative dividend rate (as a percent)					8.00%
Number of shares issued								4,473,272	4,473,272
Fair value of shares issued									9,800,000
Number of the Company's shares repurchased							4,473,272
Repurchase of ordinary shares from iTV shareholder (in shares)		1,491,091			1,491,091			1,491,091
Number of shares of acquiree transferred back							5,100,000
Number of Board seats held before the repurchase			3
Number of Board seats held			2
Number of total Board seats			5
Fair value of retained ownership interest after the repurchase						14,900,000
Gain (Loss) on investment	$ 0
Purchase price per share					$ 2.08333
Decrease in ownership interest after the repurchase (as a percent)	49.00%